Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Right-of-use Assets Related to Leased Properties and Recognized in Profit or Loss
Right-of-use assets related to leased properties that do not meet the definition of investment property.

2024	Hotel Equipment	Offices	Vehicles	Total
Balance as of January 1,	$199,957,781	$15,253,909	$1,825,401	$217,037,091
Additions	31,364,829	—	—	31,364,829
Depreciation charge for the year	(43,862,445)	(3,155,981)	(1,217,786)	(48,236,212)
Balance as of December 31,	$187,460,165	$12,097,928	$607,615	$200,165,708

2023	Hotel Equipment(1)	Offices	Vehicles	Total
Balance as of January 1,	$—	$—	$591,039	$591,039
Additions	203,886,899	17,094,898	2,247,946	223,229,743
Depreciation charge for the year	(3,929,118)	(1,840,989)	(1,013,584)	(6,783,691)
Balance as of December 31,	$199,957,781	$15,253,909	$1,825,401	$217,037,091

2022	Vehicles
Balance as of January 1,	$1,131,681
Depreciation charge for the year	(540,642)
Balance as of December 31,	$591,039

(1)
On November 8, 2023, Operadora Hotelera GI, S. A. de C. V. entered into a leasing agreement with Arrendadora Coppel, S.A.P.I. de C.V. for hotel equipment for a period of 5 years, rent payments are fixed throughout the contract.

Amounts recognized in profit or loss

	For the Years Ended December 31,
	2024	2023	2022
Amounts recognized in profit and loss
Interest on lease liabilities	$21,298,127	$3,282,685	$49,704
Expenses related to short-term leases	—	1,506,962	319,498
	$21,298,127	$4,789,647	$369,202
Amounts recognized in the consolidated and combined statement of cash flow
Total cash outflow	$53,910,165	$19,175,084	$586,399